Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022
Debt Instrument [Line Items]
Long-term debt		$ 43,622
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (35,958)	(6,367)	$ (109)
Long-Term Debt, Total	71,246	37,255	23,946
Long-Term Debt, Current Maturities	(3,056)	(1,044)	(10,126)
Long-Term Debt, Excluding Current Maturities	68,190	36,211	13,820
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	500	500	8,789
Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt	35,000	22,500	5,598
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	16,500	11,500	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(3,543)	(2,770)
Senior notes
Debt Instrument [Line Items]
Long-term debt	50,278	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(27,533)
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt	0	5,000	5,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Long-term debt	4,834	3,995	4,488
Long-Term Debt, Total	1,236
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 92	$ 127	$ 180